Note 2 - Allowance For Credit Losses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Details
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0	$ 0
Ratio of bankrupt accounts to total principal loan balances	1.48%	1.48%